STOCK OPTIONS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013
Shares,Outstanding at January 1, 2012	0	376,500
Shares, Grants	175,000
Shares,Exercised	0
Shares,Forfeitures or expirations	(25,000)
Shares,Outstanding at December 31, 2012	150,000	376,500
Shares,Vested and expected to vest at December 31, 2012	150,000
Shares,Exercisable at December 31, 2012	0
Weighted-Average Exercise Price,Outstanding at January 1, 2012	$ 0
Weighted-Average Exercise Price, Grants	$ 30.00
Weighted-Average Exercise Price, Exercised	$ 0
Weighted-Average Exercise Price,Forfeitures or expirations	$ 30.00
Weighted-Average Exercise Price,Outstanding at December 31, 2012	$ 30.00
Weighted-Average Exercise Price,Vested and expected to vest at December 31, 2012	$ 30.00
Weighted-Average Exercise Price,Exercisable at December 31, 2012	$ 0
Weighted - Average Remaining Contractual Term,Grants	10 years
Weighted-Average Remaining ContractualTerm,Outstanding at December 31, 2012	9 years 4 months 6 days
Weighted-Average Remaining ContractualTerm,Vested and expected to vest at December 31, 2012	9 years 4 months 6 days
Weighted Average Remaining Contractual Term, Exercisable at December 31, 2012	0 years
AggregateIntrinsic Value,Grants	$ 0
AggregateIntrinsic Value,Exercised	$ 0
AggregateIntrinsic Value,Outstanding at December 31, 2012	0
AggregateIntrinsic Value,Vested and expected to vest at December 31, 2012	0
AggregateIntrinsic Value,Exercisable at December 31, 2012	$ 0